Income Taxes - Profit Before Income Taxes and Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	¥ 789,918	¥ 979,375	¥ 1,114,973
Income tax expense (benefit):
Current taxes	244,606	216,765	277,360
Deferred taxes	35,380	86,324	(291,026)
Total	279,986	303,089	(13,666)
Japan [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	(63,390)	70,805	126,915
Income tax expense (benefit):
Current taxes	11,036	32,937	(2,956)
Deferred taxes	17,470	58,121	25,149
Total	28,506	91,058	22,193
Foreign [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	853,308	908,570	988,058
Income tax expense (benefit):
Current taxes	233,570	183,828	280,316
Deferred taxes	17,910	28,203	(316,175)
Total	¥ 251,480	¥ 212,031	¥ (35,859)